Refund Liability (Details) - USD ($)	Sep. 30, 2022	Mar. 31, 2022
Maximum [Member]
Refund Liability (Details) [Line Items]
Cost of inventory	$ 33,000
Minimum [Member]
Refund Liability (Details) [Line Items]
Cost of inventory		$ 37,030